CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance at Mar. 31, 2020		60,000	44,890,262
Balance, amount at Mar. 31, 2020	$ (2,875,704)	$ 60	$ 44,890	$ 13,916,995	$ (16,837,649)
Common stock issued for service, shares			2,422,902
Common stock issued for service, amount	210,440	$ 0	$ 2,423	208,017	0
Common stock issued to related parties for service, shares			9,372,909
Common stock issued to related parties for service, amount	575,412		$ 9,373	566,039	0
Common stock issued for the conversion of preferred shares, shares		(745,870)	26,657,443
Common stock issued for the conversion of preferred shares, amount	14,275	$ (746)	$ 26,657	(11,636)	0
Common stock issued for accrued payables- related parties, shares			16,931,101
Common stock issued for accrued payables- related parties, amount	1,577,471	0	$ 16,931	1,560,540	0
Common stock issued for accounts payable, shares			577,287
Common stock issued for accounts payable, amount	44,801	0	$ 578	44,223	0
Common stock issued for convertible debt, shares			3,982,179
Common stock issued for convertible debt, amount	199,567	$ 0	$ 3,982	195,585	0
Preferred shares issued for cash, shares		640,000
Preferred shares issued for cash, amount	640,000	$ 640	0	639,360	0
Preferred shares issued for notes payable, shares		100,000
Preferred shares issued for notes payable, amount	100,000	$ 100	0	99,900	0
Deemed dividend from down round	0	0	0	555,000	(555,000)
Net loss	(958,767)	$ 0	$ 0	0	(958,767)
Balance, shares at Mar. 31, 2021		54,130	104,834,083
Balance, amount at Mar. 31, 2021	(472,505)	$ 54	$ 104,834	17,774,023	(18,351,416)
Common stock issued for service, amount	5,250	0	50	5,200	0
Net loss	(450,076)	0	$ 0	0	(450,076)
Common stock issued to related parties, shares			568,719
Common stock issued to related parties, amount	59,716	0	$ 569	59,147	0
Common stock issued for service, shares			50,000
Common stock issued for AP - related parties, shares			307,010
Common stock issued for AP - related parties, amount	23,332	$ 0	$ 307	23,025	0
Common stock issued for preferred shares, shares		(54,130)	1,968,363
Common stock issued for preferred shares, amount	0	$ (54)	$ 1,968	(1,914)	0
Warrants issued with convertible notes	0
Balance, shares at Jun. 30, 2021			107,728,175
Balance, amount at Jun. 30, 2021	(834,283)	$ 0	$ 107,728	17,859,481	(18,801,492)
Balance at Mar. 31, 2021		54,130	104,834,083
Balance, amount at Mar. 31, 2021	(472,505)	$ 54	$ 104,834	17,774,023	(18,351,416)
Common stock issued for service, amount	110,835
Common stock issued for the conversion of preferred shares, shares		(54,130)	1,968,363
Common stock issued for the conversion of preferred shares, amount	0	$ (54)	$ 1,968	(1,914)	0
Net loss	$ (470,390)	0	$ 0	0	(470,390)
Common stock issued for service, shares	1,513,719
Common stock for service, shares			50,000
Common stock for service, amount	$ 5,250	0	$ 50	5,200	0
Common stock to related parties for service, shares			1,513,719
Common stock to related parties for service, amount	110,836	0	$ 1,514	109,322	0
Common stock to related parties for conversion of payables, shares			2,407,010
Common stock to related parties for conversion of payables, amount	128,333	0	$ 2,407	125,926	0
Common stock for conversion of payables, shares			540,000
Common stock for conversion of payables, amount	27,000	0	$ 540	26,460	0
Balance, shares at Mar. 31, 2022			111,313,175
Balance, amount at Mar. 31, 2022	(671,476)	0	$ 111,313	18,039,016	(18,821,806)
Common stock issued for service, amount	60,000	0	1,000	59,000	0
Net loss	(1,299,876)	0	$ 0	0	(1,299,876)
Common stock issued to related parties, shares			1,052,500
Common stock issued to related parties, amount	305,224	0	$ 1,052	304,172	0
Common stock issued for service, shares			1,000,000
Common stock issued for warrant exercise, shares			3,700,000
Common stock issued for warrant exercise, amount	148,000	0	$ 3,700	144,300	0
Warrants issued with convertible notes	21,336	0	$ 0	21,336	0
Balance, shares at Jun. 30, 2022			117,065,675
Balance, amount at Jun. 30, 2022	$ (1,436,792)	$ 0	$ 117,065	$ 18,567,825	$ (20,121,682)